Deposits, Loans and Other Receivables, including Derivative Instruments (Schedule of Composition) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of deposits, loans and other receivables including derivative instruments [Abstract]
Deposits in banks and others - restricted cash		$ 76,459	$ 16,690
Long-term trade receivable			10,120
Financial derivatives not used for hedging			1,342
Income tax receivables and tax claims	[1]		99,892
Other receivables	[2]	30,258	48,731
Deposits, Loans and Other Receivables, including Derivative Instruments		$ 106,717	$ 176,775

[1]	Mainly from discontinued operations.
[2]	Mainy relates to OPC's connectivity fees to the gas transmission network and the electricity grid classified as long-term deferred expenses.